N-2 - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cover [Abstract]
Entity Central Index Key		0001258943
Amendment Flag		false
Document Type		N-CSR
Entity Registrant Name		Pioneer Municipal High Income Advantage Fund, Inc.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
	Year Ended 3/31/26	Year Ended 3/31/25	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22
Per Share Operating Performance*
Net asset value, beginning of period	$8.89	$9.20	$9.39	$10.75	$12.16
Increase (decrease) from investment operations:(a)
Net investment income (loss)(b)	$0.13	$0.38	$0.39	$0.41	$0.49
Net realized and unrealized gain (loss) on investments	(0.79)	(0.30)	(0.23)	(1.28)	(1.38)
Net increase (decrease) from investment operations	$(0.66)	$0.08	$0.16	$(0.87)	$(0.89)
Distributions to stockholders:
Net investment income and previously undistributed net investment income	$(0.23)**	$(0.39)**	$(0.35)	$(0.42)**	$(0.52)**
Tax return of capital	—	—	—	(0.07)	—
Liquidating distribution	(7.57)	—	—	—	—
Total distributions	$(7.80)	$(0.39)	$(0.35)	$(0.49)	$(0.52)
Net increase (decrease) in net asset value	$(8.46)	$(0.31)	$(0.19)	$(1.36)	$(1.41)
Net asset value, end of period	$0.43	$8.89	$9.20	$9.39	$10.75
Market value, end of period	$0.00	$8.35	$8.15	$8.23	$9.83
Total return at net asset value(c)	(11.37)%	1.15%	2.49%(d)	(7.42)%	(7.54)%
Total return at market value(c)	0.00%	7.25%	3.59%	(11.26)%	(13.03)%
Ratios to average net assets of stockholders:
Total expenses plus interest expense(e)	1.95%	2.35%	4.76%	3.40%	1.86%
Net investment income	3.43%	4.09%	4.32%	4.29%	4.02%
Portfolio turnover rate	78%	33%	16%	63%	11%
Net assets of common stockholders, end of period (in thousands)	$10,239	$212,508	$220,077	$224,545	$257,047
Preferred shares outstanding (in thousands)(f)(g)(h)(i)(j)	$—	$50,000	$50,000	$140,000	$180,000
Asset coverage per preferred share, end of period	$—	$525,016	$540,154	$260,389	$242,804
Average market value per preferred share(k)	$—	$100,000	$100,000	$100,000	$100,000
Liquidation value, including interest expense payable, per preferred share	$—	$100,000	$100,000	$100,000	$100,000
*	The Fund is in the process of liquidating its assets pursuant to the Plan of Liquidation and Dissolution approved by stockholders at a meeting held on July 17, 2025 (see Notes to Financial Statements, Note 8).
**	The amount of distributions made to stockholders during the year was in excess of the net investment income earned by the Fund during the year. The Fund has accumulated undistributed net investment income which is part of the Fund’s NAV. A portion of this accumulated net investment income was distributed to stockholders during the period. A decrease in distributions may have a negative effect on the market value of the Fund’s shares.
(a)	The per common share data presented above is based upon the average common shares outstanding for the periods presented.
(b)	Beginning March 31, 2020, distribution payments to preferred stockholders are included as a component of net investment income.
(c)	Total investment return is calculated assuming a purchase of common shares at the current net asset value or market value on the first day and a sale at the current net asset value or market value on the last day of the periods reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions. Past performance is not a guarantee of future results.
(d)	For the year ended March 31, 2024, the Fund’s total return includes a reimbursement by the Adviser (see Notes to the Financial Statements-Note 1B). The impact on the total return was less than 0.005%.
(e)	Includes interest expense of 1.10%, 1.33%, 3.47%, 2.09% and 0.56%, respectively.
(f)	The Fund redeemed 200 Variable Rate MuniFund Term Preferred Shares, with a liquidation preference of $100,000 per share, on September 29, 2022.
(g)	The Fund redeemed 200 Variable Rate MuniFund Term Preferred Shares, with a liquidation preference of $100,000 per share, on November 14, 2022.
(h)	The Fund redeemed 900 Variable Rate MuniFund Term Preferred Shares, with a liquidation preference of $100,000 per share, on February 29, 2024.
(i)	The Fund issued 200 Variable Rate MuniFund Term Preferred Shares, with a liquidation preference of $100,000 per share, on February 16, 2021.
(j)	The Fund redeemed 500 Variable Rate MuniFund Term Preferred Shares, with a liquidation preference of $100,000 per share, on August 18, 2025.
(k)	Market value is redemption value without an active market.

Senior Securities Amount	[1],[2],[3],[4],[5]		$ 50,000,000	$ 50,000,000	$ 140,000,000	$ 180,000,000
Senior Securities Coverage per Unit			$ 525,016	$ 540,154	$ 260,389	$ 242,804
Preferred Stock Liquidating Preference			100,000	100,000	100,000	100,000
Senior Securities Average Market Value per Unit	[6]		$ 100,000	$ 100,000	$ 100,000	$ 100,000
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]		Prior to the Fund’s liquidation, the Fund’s primary investment objective was to provide its common stockholders with a high level of current income exempt from regular federal income tax. As a secondary investment objective, the Fund also could seek capital appreciation to the extent consistent with its primary investment objective.
Risk Factors [Table Text Block]
E.	Risks
Prior to the Fund’s liquidation (see Note 8), the Fund invested substantially all of its assets in municipal securities. The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. Municipal securities may be more susceptible to down-grades or defaults during recessions or similar periods of economic stress. Financial difficulties of municipal issuers may continue or get worse, particularly in the event of economic or market turmoil or a recession. To the extent the Fund invests significantly in a single state (including California and Massachusetts), city, territory (including Puerto Rico), or region, or in securities the payments on which are dependent upon a single project or source of revenues, or that relate to a sector or industry, including health care facilities, education, transportation, special revenues and pollution control, the Fund will be more susceptible to associated risks and developments.
Prior to the Fund’s liquidation (see Note 8), the Fund invested in below investment grade (high yield) municipal securities. Debt securities rated below investment grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down. If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
Risk [Text Block]		E. Risks Prior to the Fund’s liquidation (see Note 8), the Fund invested substantially all of its assets in municipal securities. The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. Municipal securities may be more susceptible to down-grades or defaults during recessions or similar periods of economic stress. Financial difficulties of municipal issuers may continue or get worse, particularly in the event of economic or market turmoil or a recession. To the extent the Fund invests significantly in a single state (including California and Massachusetts), city, territory (including Puerto Rico), or region, or in securities the payments on which are dependent upon a single project or source of revenues, or that relate to a sector or industry, including health care facilities, education, transportation, special revenues and pollution control, the Fund will be more susceptible to associated risks and developments. Prior to the Fund’s liquidation (see Note 8), the Fund invested in below investment grade (high yield) municipal securities. Debt securities rated below investment grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities. The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down. If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]		1,000,000,000
Outstanding Security, Held [Shares]		23,914,439	23,914,439

[1]	The Fund issued 200 Variable Rate MuniFund Term Preferred Shares, with a liquidation preference of $100,000 per share, on February 16, 2021.
[2]	The Fund redeemed 200 Variable Rate MuniFund Term Preferred Shares, with a liquidation preference of $100,000 per share, on November 14, 2022.
[3]	The Fund redeemed 200 Variable Rate MuniFund Term Preferred Shares, with a liquidation preference of $100,000 per share, on September 29, 2022.
[4]	The Fund redeemed 500 Variable Rate MuniFund Term Preferred Shares, with a liquidation preference of $100,000 per share, on August 18, 2025.
[5]	The Fund redeemed 900 Variable Rate MuniFund Term Preferred Shares, with a liquidation preference of $100,000 per share, on February 29, 2024.
[6]	Market value is redemption value without an active market.